CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operating costs	$ 2,699,363	$ 661,218
Loss from operations	(2,699,363)	(661,218)
Other income (expense):
Interest earned on marketable securities held in Trust Account	29,303	787,350
Unrealized gain on marketable securities held in Trust Account	0	2,056
Change in fair value of warrant liability	(3,032,292)	(1,975,156)
Other expense, net	(3,002,989)	(1,185,750)
Loss before provision for income taxes	(5,702,352)	(1,846,968)
Provision for income taxes	0	(27,112)
Net loss	$ (5,702,352)	$ (1,874,080)
Basic weighted average shares outstanding, Common stock subject to possible redemption (in shares)	12,695,279	13,001,552
Diluted weighted average shares outstanding, Common stock subject to possible redemption (in shares)	12,695,279	13,001,552
Basic net loss per share, Common stock subject to possible redemption (in usd per share)	$ (0.35)	$ (0.11)
Diluted net loss per share, Common stock subject to possible redemption (in usd per share)	$ (0.35)	$ (0.11)
Basic weighted average shares outstanding, Common Stock (in shares)	3,370,388	3,370,388
Diluted weighted average shares outstanding, Common Stock (in shares)	3,370,388	3,370,388
Basic net loss per share, Common Stock (in usd per share)	$ (0.35)	$ (0.11)
Diluted net loss per share, Common Stock (in usd per share)	$ (0.35)	$ (0.11)